Nature of Business and Organization (Tables)	6 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements

The unaudited condensed consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
Galaxy Payroll Group Limited (“Galaxy Payroll BVI”)	● Located in the British Virgin Islands (“BVI”) ● Incorporated on August 26, 2021	-	Investment holding

Melkweg Holdings Limited (“Melkweg Cayman”)	● Located in the Cayman Islands ● Incorporated on October 31, 2019	100% directly owned by Galaxy Payroll BVI	Investment holding

Melkweg Holdings (BVI) Limited (“Melkweg BVI”)	● Located in the BVI ● Incorporated on November 5, 2019	100% directly owned by Melkweg Cayman	Investment holding

Galaxy Payroll Services Limited (“Galaxy Payroll (HK)”)	● Located in Hong Kong ● Incorporated on February 21, 2013	100% owned by Melkweg BVI	Provision of payroll outsourcing and employment services

Galaxy Recursos Humanos (Macau) Limitada (“Galaxy HR (Macau)”)	● Located in Macau ● Incorporated on July 26, 2016	98% owned by Galaxy Payroll (HK) and 2% owned by Galaxy Solutions Partner	Provision of payroll outsourcing services

Galaxy Payroll (Taiwan) Limited (“Galaxy Payroll (TW)”)	● Located in Hong Kong ● Incorporated on December 31, 2018	100% owned by Melkweg BVI	Investment holding

Galaxy Human Resources Limited (“Galaxy HR (TW)”)	● Located in Taiwan ● Incorporated on March 21, 2018	100% owned by Galaxy Payroll (TW)	Provision of employment services

Galaxy Solutions Partner Limited (“Galaxy Solutions Partner”)	● Located in Hong Kong ● Incorporated on February 5, 2013	100% owned by Melkweg BVI	Provision of employment services (acting as employer of record)

Galaxy Payroll (China) Limited (“Galaxy Payroll (China)”)	● Located in Hong Kong ● Incorporated on October 24, 2017	100% owned by Melkweg BVI	Investment holding

Galaxy Corporate Management Consultancy (Shenzhen) Limited (“Galaxy HR (SZ)”)	● Located in People’s Republic of China (“PRC”) ● Incorporated on February 21, 2013	100% owned by Galaxy Payroll (China)	Provision of payroll outsourcing and employment services